Warrants - Series C Warrants - Additional Information (Detail) - USD ($)		1 Months Ended			2 Months Ended	3 Months Ended		12 Months Ended
	Aug. 25, 2015	Sep. 21, 2015	Jun. 30, 2015	Feb. 28, 2015	Feb. 29, 2016	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Class Of Warrant Or Right [Line Items]
Warrants Exercisable						66,789,624		13,219,597	5,447,940
Separation description								The original terms of the Units provided that shares of Series E Convertible Preferred Stock and the Series C Warrants would automatically separate on August 25, 2015. However, the shares of Series E Convertible Preferred Stock and the Series C Warrants would separate prior to August 25, 2015 if at any time after 30 days from February 25, 2015 the closing price of our common stock was greater than $8,400.00 per share for 20 consecutive trading days (the "Separation Trigger Date"). The Company refers to this separation herein as Early Separation. In the event of Early Separation, the shares of Series E Convertible Preferred Stock and the Series C Warrants would separate 15 days after the Separation Trigger Date. In June 2015, the above terms of the Series E Convertible Preferred Stock and Series C Warrants were each modified to allow for an optional early separation and conversion upon the cash exercise of all eight of the Series C Warrants within the Unit.
Proceeds from exercise of warrants						$ 1,335,950	$ 88,000	$ 3,161,220	$ 31,600
Warrants outstanding						66,789,624		13,219,597	5,447,940
Series E Convertible Preferred Stock
Class Of Warrant Or Right [Line Items]
Number of preferred units separated	2,676,000
Shares, new Issues								14,750
Conversion of stock, shares converted					13,967	13,967		2,650,403
Common Stock
Class Of Warrant Or Right [Line Items]
Shares, new Issues								0	548
Share issued upon exercise of option								0
Common Stock | Series E Convertible Preferred Stock
Class Of Warrant Or Right [Line Items]
Conversion of stock, shares converted						13,967		2,650,403
Series C Warrant
Class Of Warrant Or Right [Line Items]
Warrants Exercisable				10,378				5,229,973
Warrants expire period				2020-02
Separation description								The Series C Warrants have an exercise price of $153.00 per common share and will expire on February 25, 2020. The original terms of the Units provided that shares of Series E Convertible Preferred Stock and the Series C Warrants would automatically separate on August 25, 2015. However, the shares of Series E Convertible Preferred Stock and the Series C Warrants would separate prior to August 25, 2015 if at any time after 30 days from February 25, 2015 the closing price of our common stock was greater than $240.00 per share for 20 consecutive trading days (the “Separation Trigger Date”). The Company refers to this separation herein as Early Separation. In the event of Early Separation, the shares of Series E Convertible Preferred Stock and the Series C Warrants would separate 15 days after the Separation Trigger Date. In June 2015, the above terms of the Series E Convertible Preferred Stock and Series C Warrants were each modified to allow for an optional early separation and conversion upon the cash exercise of all eight of the Series C Warrants within the Unit.
Number of preferred units separated	2,676,000		48,000
Warrants exercised			384,000
Proceeds from exercise of warrants			$ 979,200
Warrants Issued	21,408,000
Cashless exercise of warrants		15,128,027				5,229,973		15,630,027
Issuance of common stock upon exercise of warrants under cashless exercise provision		282,834						284,639
Proceeds from Options Exercised						$ 314,879
Share issued upon exercise of option						1,520,888
Warrants outstanding						47,528		5,229,973
Payable on exercise of warrants under cashless exercise provision								$ 11,700,000
Cashless exercise of warrants						5,091,815
Conversion of stock, shares converted						138,158
Series C Warrant | Underwriter Purchase Options
Class Of Warrant Or Right [Line Items]
Options exercised								14,750
Proceeds from Options Exercised								$ 162,250
Share issued upon exercise of option								5,598
Warrant or Right, Issued in Period								118,000
Series C Warrant | Series E Convertible Preferred Stock
Class Of Warrant Or Right [Line Items]
Shares, new Issues	2,676,000
Series C Warrant | Common Stock
Class Of Warrant Or Right [Line Items]
Shares, new Issues			183			15,182